Debt - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Short-term debt	$ 343,330		$ 343,330		$ 398,595	$ 1,010,961
Interest expense, debt	37,129	$ 54,533	93,573	$ 112,379	191,195	233,505
M G H I F Financing Agreement [Member]
Debt Instrument [Line Items]
Short-term debt	333,000		333,000		333,000	10
Long-term debt, outstanding	495,000		495,000		660,000
Notes Payable Other Payables [Member]
Debt Instrument [Line Items]
Short-term debt	10,000		10,000		65,000	$ 56,000
Due In Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment	333,000		333,000		333
Due In Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment	333,000		333,000
Due In Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment	$ 333,000		$ 333,000		$ 333,000